Financial Instruments - Summary of Detailed Information About Hedging Instruments (Detail) - USD - Currency risk [member] $ in Thousands	Dec. 31, 2023 CAD ($)
January 2024 –December 2024 [member] | Purchase contracts [member]
Disclosure of detailed information about hedging instruments [line items]
Notional amount	30,780
January 2024 –November 2024 [member] | Sales contracts [member]
Disclosure of detailed information about hedging instruments [line items]
Notional amount	21,321